CONVERTIBLE NOTE (Details - Assumptions Series B warrants) - USD ($)	Mar. 31, 2023	Mar. 31, 2024
Securities Purchase Agreement [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Fair value of conversion feature	$ 1,049,557	$ 1,049,557
Measurement Input, Risk Free Interest Rate [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	3.46%
Measurement Input, Expected Term [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	9.48 years
Measurement Input, Discount Rate [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	–%
Measurement Input, Price Volatility [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	53%
Measurement Input, Expected Dividend Rate [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	–%